Share option scheme and restricted stock units	12 Months Ended
Jan. 31, 2019
Disclosure Of Share-Based Payment Arrangements [Abstract]
Share option scheme and restricted stock units
Share option scheme and restricted stock units
At January 31, 2019, the outstanding share options, which include the share options granted to Directors, are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date
Approved EMI scheme
April 7, 2011	0.65	5,873	April 8, 2014	April 7, 2021
May 10, 2012	0.60	150,046	May 10, 2014	May 10, 2022
December 24, 2012	0.85	21,500	December 24, 2015	December 24, 2022
January 31, 2013	0.20	72,973	July 31, 2013	January 31, 2023
July 15, 2014	1.26	100,000	July 15, 2016	July 15, 2024
June 23, 2016	1.05	58,564	June 23, 2017	June 23, 2026
		408,956
Unapproved scheme
December 18, 2013	0.20	76,364	June 18, 2014	December 18, 2023
July 15, 2014	1.26	175,000	July 15, 2016	July 15, 2024
July 15, 2014	0.80	100,000	May 30, 2015	May 30, 2023
January 21, 2015	1.23	75,000	January 21, 2017	January 21, 2025
June 23, 2016	0.01	110,576	July 21, 2016	June 23, 2026
June 23, 2016	1.05	43,740	June 23, 2017	June 23, 2026
June 27, 2017	1.80	5,989	June 27, 2017	June 27, 2027
July 18, 2017	1.83	11,825	June 18, 2018	June 18, 2027
October 24, 2017	1.80	12,264	October 24, 2018	October 24, 2027
April 20, 2018	2.05	9,514	April 23, 2019	April 23, 2028
October 19, 2018	0.30	4,324,198	October 19, 2019	October 19, 2028
October 19, 2018	0.30	3,814,970	October 19, 2021	October 19, 2028
		8,759,440
		9,168,396
The Group has no legal or constructive obligation to repurchase or settle the options in cash.
The movement in the number of share options is set out below:

	Weighted average exercise price £	Year ended January 31, 2019	Weighted average exercise price £	Year ended January 31, 2018
Outstanding at February 1,	1.43	8,577,236	1.17	7,383,401
Granted during the year	0.76	13,081,048	1.83	2,972,903
Lapsed / surrendered during the year	1.52	(12,397,841)	0.99	(1,430,532)
Exercised during the year	1.08	(92,047)	1.13	(348,536)
Number of options outstanding at January 31,	0.35	9,168,396	1.43	8,577,236

During the year ended January 31, 2019, the executive director, key management and employees voluntarily surrendered options to subscribe for a total of 7,172,054 ordinary shares. The share-based payment expense for the year ended January 31, 2019, was £4.7 million (2018: £1.6 million). This increase is primarily due to the surrender of share options, resulting in an accelerated share-based payment expense of the remaining fair value of those awards.
As at January 31, 2019, 1,029,228 share options were capable of being exercised with a weighted average exercise price per option of 82 pence (2018: 2,042,546 with a weighted average exercise price per option of 100 pence). The options outstanding at January 31, 2019, had a weighted average exercise price per option of 35 pence (2018: 143 pence), and a weighted average remaining contractual life of 9.2 years (2018: 7.9 years).
26. Share option scheme and restricted stock units (continued)
The fair value per share option award granted and the assumptions used in the calculations are as follows:

Date of grant	Type of award	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
April 07, 2011	EMI	5,873	0.65	0.65	0.47	5.00	2.70%
May 10, 2012	EMI	150,046	0.60	0.52	0.24	5.00	1.00%
December 24, 2012	EMI	21,500	0.85	0.85	0.59	5.00	0.90%
January 31, 2013	EMI	72,973	0.20	0.94	0.74	5.00	1.00%
December 18, 2013	Unapproved	76,364	0.20	1.85	1.65	5.00	1.00%
July 15, 2014	EMI	100,000	1.26	1.26	0.65	3.00	1.30%
July 15, 2014	Unapproved	175,000	1.26	1.26	0.65	3.00	1.30%
July 15, 2014	Unapproved	100,000	0.80	0.81	0.65	1.90	0.50%
January 21, 2015	Unapproved	75,000	1.23	1.22	0.64	3.00	0.60%
June 23, 2016	EMI	58,564	1.05	1.05	0.25	3.00	0.30%
June 23, 2016	Unapproved	110,576	0.01	1.05	1.04	0.50	0.30%
June 23, 2016	Unapproved	43,740	1.05	1.05	0.25	3.00	0.30%
June 27, 2017	Unapproved	5,989	1.80	1.78	0.64	3.00	0.23%
July 18, 2017	Unapproved	11,825	1.83	1.83	0.66	3.00	0.26%
October 24, 2017	Unapproved	12,264	1.80	1.70	0.57	3.00	0.46%
April 20, 2018	Unapproved	9,514	2.05	2.05	0.69	3.00	0.79%
October 19, 2018	Unapproved	4,324,198	0.30	0.30	0.09	3.00	0.81%
October 19, 2018	Unapproved	3,814,970	0.30	0.30	0.12	3.00	0.90%
		9,168,396

The key assumptions used in calculating the share-based payments are as follows:

a.	Black-Scholes valuation methodology was used for all share options issued since 2016. These options do not have market-based performance related conditions.

b.
The majority of share option awards made before 2016 had market-based performance related conditions and have been modeled using the Monte-Carlo methodology. The options granted on January 31, 2013, and December 18, 2013, do not have market-based performance related conditions.

c.	Figures in the range of 39%-134% have been used for expected volatility. This has been derived from historic share price performance, weighted to exclude periods of unusually high volatility.

d.	Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.

e.	The risk-free rate is equal to the prevailing U.K. Gilts rate at grant date that most closely matches the expected term of the grant.

f.	Share options are assumed to be exercised immediately on vesting.

g.	The fair value of share options awarded where there are different vesting installments is the average of the fair values calculated per installment.
26. Share option scheme and restricted stock units (continued)
At January 31, 2019, the outstanding restricted stock units (‘RSUs’) in the form of nominal-cost options, which have been granted to non-executive directors, are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date
April 20, 2018	0.01	121,950	April 20, 2019	December 31, 2019
January 11, 2019	0.01	692,306	January 11, 2020	December 31, 2020
		814,256

The movement in the number of RSUs is set out below:

	Weighted average exercise price £	Year ended January 31, 2019	Weighted average exercise price £	Year ended January 31, 2018
Outstanding at February 1,	0.01	275,877	—	—
Granted during the year	0.01	814,256	0.01	275,877
Exercised during the year	0.01	(275,877)	—	—
Number of RSUs outstanding at January 31,	0.01	814,256	0.01	275,877

As at January 31, 2019, nil RSUs were capable of being exercised (2018: nil). The RSUs outstanding at January 31, 2019, had a weighted average exercise price per RSU of 1 penny (2018: 1 penny), and a weighted average remaining contractual life of 1.8 years (2018: 0.9 years).
The fair value per RSU award granted and the assumptions used in the calculations are as follows:

Date of grant	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
April 20, 2018	121,950	0.01	2.05	2.04	1.00	0.70%
January 11, 2019	692,306	0.01	0.26	0.25	1.00	0.79%
	814,256

The key assumptions used in calculating the share-based payments are as follows:

a.	Black-Scholes valuation methodology was used for all RSUs.

b.	Figures in the range of 50%-57% have been used for expected volatility. This has been derived from historic share price performance, weighted to exclude periods of unusually high volatility.

c.	Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.

d.	The risk-free rate is equal to the prevailing U.K. Gilts rate at grant date that most closely matches the expected term of the grant.

e.	RSUs are assumed to be exercised immediately on vesting.